REVENUES REVENUES - Additional Information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) customer	Jun. 30, 2019 USD ($)
Disclosure of geographical areas [line items]
Revenues	$ 1,946	$ 1,685	$ 4,142	$ 3,278
Partnership's Sales Revenue, Net [Member] | Customer Concentration Risk 1 [Member]
Disclosure of geographical areas [line items]
Concentration Risk, Number of Customers | customer			1
Revenues	$ 216	$ 288	$ 478	$ 577
Bottom of range | Partnership's Sales Revenue, Net [Member] | Customer Concentration Risk 1 [Member]
Disclosure of geographical areas [line items]
Percentage of entity's revenue			10.00%